Other liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Accruals and deferred income including contract liabilities [abstract]
Accruals and deferred income	£ 2,657	£ 2,428
Other creditors	4,030	2,250
Items in the course of collection due to other banks	67	58
Lease liabilities (refer to Note 20)	495	515
Other liabilities	£ 7,249	£ 5,251